Share capital	6 Months Ended
Dec. 31, 2025
Share capital.
Share capital

23Share capital

	Number of shares	Ordinary shares
	(thousands)	£’000
At 1 July 2024	171,001	55
INEOS Limited investment – issue of shares	3,030	1
At 31 December 2024	174,031	56
Employee share-based compensation awards – issue of shares	81	—
At 30 June 2025	174,112	56
Employee share-based compensation awards - issue of shares	5	—
At 31 December 2025	174,117	56

The Company has two classes of ordinary shares outstanding: Class A ordinary shares and Class B ordinary shares, each with a par value of $0.0005 per share. The rights of the holders of Class A ordinary shares and Class B ordinary shares are identical, except with respect to voting and conversion. Each Class A ordinary share is entitled to one vote per share and is not convertible into any other shares. Each Class B ordinary share is entitled to 10 votes per share and is convertible into one Class A ordinary share at any time. In addition, Class B ordinary shares will automatically convert into Class A ordinary shares upon certain transfers and other events, including upon the date when holders of all Class B ordinary shares cease to hold Class B ordinary shares representing, in the aggregate, at least 10% of the total number of Class A and Class B ordinary shares outstanding. For special resolutions (which are required for certain important matters including mergers and changes to the Company’s governing documents), which require the vote of two-thirds of the votes cast, at any time that Class B ordinary shares remain outstanding, the voting power permitted to be exercised by the holders of the Class B ordinary shares will be weighted such that the Class B ordinary shares shall represent, in the aggregate, 67% of the voting power of all shareholders.

In connection with the Trawlers Transaction, the Company issued 983,450 Class A ordinary shares and 2,046,854 Class B ordinary shares on 18 December 2024 for an aggregate subscription price of $100 million. This is in addition to the 1,966,899 Class A ordinary shares and 4,093,707 Class B ordinary shares issued to Trawlers Limited for an aggregate subscription price of $200 million in February 2024. On 18 December 2024, Trawlers Limited transferred its entire shareholding to INEOS Limited.

As of 31 December 2025, the Company’s issued share capital comprised 57,769,080 Class A ordinary shares and 116,348,173 Class B ordinary shares.

1,682,896 Class A ordinary shares are currently held in treasury. Distributable reserves have been reduced by £21,305,000, being the consideration paid for these shares. See Note 24.